ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Detailed Information About Business Combination [Abstract]
Summary of assets and liabilities assumed in acquisition
Contingent share consideration
The acquisition includes contingent share consideration based on various milestones as follows:

a) $3,500 to be paid in Common Shares upon the first listing of EIC or Organigram branded product (which was manufactured at the EIC facility) prior to December 31, 2021 in either the Ontario or Alberta recreational market which was achieved prior to August 31, 2021 and settled subsequently on September 8, 2021.
b) $7,000 to be paid in Common Shares on the generation of $15 million in net revenue during the 12 months ended December 31, 2022.
c) $2,500 to be paid in Common Shares on the generation of $7 million in adjusted EBITDA for the 12 months ended December 31, 2022.

Milestone payments paid in Common Shares shall be priced based on the five-day volume-weighted average price of the Company’s Common Shares on the TSX as of the day prior to settlement. As at the acquisition date, the fair value of the contingent consideration was estimated to be $5,249.

As at August 31, 2021, the contingent consideration has been adjusted to $9,038 to reflect changes in estimates. As the first milestone was achieved $3,500 has been reclassified to accounts payable and accrued liabilities.
Assets acquired and liabilities assumed
The Company has not yet finalized the purchase accounting including determination of any final working capital adjustment. The following table summarizes management's preliminary recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Property, plant and equipment	$11,828
Intangibles	2,685
Deposits on equipment	2,157
Other assets	28
Total assets	$16,698

Liabilities
Accounts payable and accrued liabilities	$2,047
Lease liability	1,742
Total liabilities	$3,789
Total identifiable net assets at fair value	$12,909

Consideration transferred
Equity instruments (5,045,873 common shares)	$22,000
Contingent consideration	5,249
Working capital adjustment	(19)
$27,230

Goodwill arising on acquisition	$14,321